Balance sheet - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Intangible assets	kr 111,090	kr 60,406
Property, plant and equipment	162,488	90,961
Investments in associated companies	400	410
Deferred income tax assets	24,627	20,380
Other receivables and prepayments	4,016	1,430
Other financial assets	2,277	1,253
Total non-current assets	304,898	174,840
Inventories	40,849	31,811
Trade receivables	71,949	64,770
Tax receivables	2,853	2,423
Other receivables and prepayments	12,612	8,068
Marketable securities	10,653	15,838
Derivative financial instruments	6,326	2,344
Cash at bank	15,655	14,392
Total current assets	160,897	139,646
Total assets	465,795	314,486
Equity and liabilities
Share capital	446	451
Treasury shares	(2)	(5)
Retained earnings	144,448	104,839
Other reserves	(1,406)	1,276
Total equity	143,486	106,561
Borrowings	89,674	20,528
Deferred income tax liabilities	5,426	10,162
Retirement benefit obligations	903	742
Other liabilities	23	189
Provisions	8,755	6,649
Total non-current liabilities	104,781	38,270
Borrowings	13,113	6,478
Trade payables	28,846	25,606
Tax payables	9,716	7,116
Other liabilities	37,993	28,705
Derivative financial instruments	7,531	1,272
Provisions	120,329	100,478
Total current liabilities	217,528	169,655
Total liabilities	322,309	207,925
Total equity and liabilities	kr 465,795	kr 314,486